Financial assets and liabilities - Contracted undiscounted cash flows (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Not later than one year
Financial assets and liabilities
Borrowings	$ 660	$ 578
Derivative financial instruments	38	2
Trade and other payables	1,984	1,991
Between one and two years
Financial assets and liabilities
Borrowings	548	578
Derivative financial instruments	2	84
Between two and five years
Financial assets and liabilities
Borrowings	5,492	2,846
Derivative financial instruments	105	66
Later than five years
Financial assets and liabilities
Borrowings	$ 5,845	9,748
Derivative financial instruments		$ 151